MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule Of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Marketable securities	$ 83,632	$ 267,688
U.S. Government bonds [Member]
Marketable Securities [Line Items]
Marketable securities	54,442	265,180
Corporate debt securities [Member]
Marketable Securities [Line Items]
Marketable securities	$ 29,190	$ 2,508